Acquisition (Details) - Longye. ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Total Cash consideration	¥ 99,896
Plus: Fair value of equity consideration as of acquisition date	16,969
Purchase consideration	¥ 116,865